6. Notes Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note payable bearing interest	7.99%
Proceeds from Note payable	$ 472
Increased Note payable	165,713	10,976
Convertible Notes Payabl	150,000
Unsecured Note Payable 1 [Member ]
Note payable bearing interest	7.00%
Unsecured Note Payable Two [Member]
Note payable bearing interest	6.00%
Proceeds from Unsecured Note payable	1,079
Increased Note payable	50,000
Convertible Notes Payabl	$ 46,853